Shareholders' Equity - Summary of Restricted Stock Unit Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Fair Value Per Share, Granted	$ 2.49	$ 3.90
Restricted Stock Units (RSUs) [Member]
Outstanding Restricted Stock Units, Beginning	61,000
Outstanding Restricted Stock Units, Granted	77,000	74,000
Outstanding Restricted Stock Units, Released	(38,000)	(13,000)
Outstanding Restricted Stock Units, Cancelled	(43,000)
Outstanding Restricted Stock Units, Ending	57,000	61,000
Outstanding Restricted Stock Units, Exercisable	19,000
Weighted Average Fair Value Per Share, Beginning	$ 4.94
Weighted Average Fair Value Per Share, Granted	3.35	5.13
Weighted Average Fair Value Per Share, Released	4.09	6.04
Weighted Average Fair Value Per Share, Cancelled	4.17
Weighted Average Fair Value Per Share, Ending	$ 3.57	$ 4.94